Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	MERGER FUND VL
Central Index Key	0001208133
Amendment Flag	false
Document Creation Date	Apr. 21, 2014
Document Effective Date	Apr. 28, 2014
Prospectus Date	Apr. 28, 2014
The Merger Fund VL | The Merger Fund VL
Risk/Return:
Trading Symbol	MERVX